Geographical Analysis (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Revenue by Geographic Areas

Geographical distribution of sales consisted of the following for the three months ended March 31, 2025 and 2024:

	2025	2024
Geographical Areas
North America	$2,617,847	$2,325,730
Other countries	17,871	50,663
	$2,635,718	$2,376,393

Geographical distribution of sales consisted of the following for the years ended December 31, 2024 and 2023:

	2024	2023
Geographical Areas
North America	$9,435,936	$8,772,170
Asia	-	1,985,130
Other countries	251,039	330,159
	$9,686,975	$11,087,459

Schedule of Long-lived Assets by Geographic Areas

Geographical location of identifiable long-lived assets as of March 31, 2025 and December 31, 2024:

	March 31, 2025	December 31, 2024
Geographical Areas
North America	$1,118,954	$1,281,203
Asia	392,931	413,302
	$1,511,885	$1,694,505

Geographical location of identifiable long-lived assets as of December 31, 2024 and December 31, 2023:

	2024	2023
Geographical Areas
North America	$1,281,203	$1,873,623
Asia	413,302	318,398
	$1,694,505	$2,192,021